Label	Element	Value
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Supplement [Text Block]	cik0000916622_SupplementTextBlock

TIFF INVESTMENT PROGRAM, INC. (TIP)

Supplement Dated February 15, 2013

to the Prospectus Dated April 27, 2012

and Supplemented December 17, 2012

This supplement provides new and additional information to the prospectus dated April 27, 2012, as previously supplemented, and should be read together with the prospectus and the prospectus supplement dated December 17, 2012.

The Board of Directors of TIP (“Board”) has approved changes to the TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) Constructed Index to be effective April 1, 2013. The current Constructed Index will remain in effect through March 31, 2013, and is described in the April 27, 2012, prospectus.

As of April 1, 2013, the following section will replace the information about the Constructed Index that begins on page 3 of the prospectus:

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Supplement Closing [Text Block]	cik0000916622_SupplementClosingTextBlock	Please keep this supplement for future reference.